THE BEDFORD SHARES OF THE MONEY MARKET PORTFOLIO

                                       OF

                               THE RBB FUND, INC.

Supplement dated January 7, 2003 to the prospectus dated December 31, 2002 for the Bedford Shares of the Money Market Portfolio

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Page 9 of the prospectus is revised to read as follows:

EXPENSES AND FEES

         As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

         The table below describes the fees and expenses that you may pay if you buy and hold Bedford Shares of the fund. The table has been restated to reflect current expense information.

         ANNUAL FUND OPERATING EXPENSES*
         (Expenses that are deducted from fund assets)

         Management Fees 1................................................ 0.45%

         Distribution and Service (12b-1) Fees............................ 0.65%

         Other Expenses................................................... 0.26%
                                                                           -----

         Total Annual Fund Operating Expenses 2........................... 1.36%
                                                                           =====


         * The expense information in the table has been restated to reflect current fees. The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

                    ============================================================

                                         IMPORTANT DEFINITIONS

                    MANAGEMENT FEES: Fees paid to the investment adviser for the portfolio management services.

                    OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.

                    DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.

                    ============================================================


1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2003. As a result of the fee waiver, current management fees of the fund are 0.06% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

2. As a result of the fee waiver set forth in note 1, the total annual fund operating expenses, which are estimated to be incurred during the current fiscal year, are 0.97%. Although this fee waiver is expected to remain in effect for the current fiscal year, it is voluntary and may be terminated at any time at the option of BIMC.

EXAMPLE:

         The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                       1 YEAR         3 YEARS          5 YEARS       10 YEARS
                       ------         -------          -------       --------

BEDFORD SHARES          $138            $431            $745          $1,635


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                    THE SANSOM STREET MONEY MARKET PORTFOLIO

                                       OF

                               THE RBB FUND, INC.

Supplement dated January 7, 2003 to the prospectus dated December 31, 2002 for the Sansom Street Money Market Portfolio

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Page 9 of the prospectus is revised to read as follows:

EXPENSES AND FEES

         As a shareholder you pay certain fees and expenses. Annual fund operating expenses are paid out of fund assets and are reflected in the fund's price.

         The table below describes the fees and expenses that you may pay if you buy and hold Sansom Street Shares of the fund. The table has been restated to reflect current expense information.

         ANNUAL FUND OPERATING EXPENSES*
         (Expenses that are deducted from fund assets)

         Management Fees 1............................................     0.45%

         Distribution and Service (12b-1) Fees 2......................     0.05%

         Other Expenses...............................................     0.14%
                                                                           -----

         Total Annual Fund Operating Expenses 3.......................     0.64%
                                                                           =====


         * The expense information in the table has been restated to reflect current fees. The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

                    ============================================================

                                         IMPORTANT DEFINITIONS

                    MANAGEMENT FEES: Fees paid to the investment adviser for the portfolio management services.

                    OTHER EXPENSES: Include administration, transfer agency, custody, professional fees and registration fees.

                    DISTRIBUTION AND SERVICE FEES: Fees that are paid to the Distributor for shareholder account service and maintenance.

                    ============================================================


1. BIMC has voluntarily undertaken that a portion of its management fee will not be imposed on the fund during the current fiscal year ending August 31, 2003. As a result of the fee waiver, current management fees of the fund are 0.06% of average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the fund's consent.

2. "Distribution and Service (12b-1) Fees" for the current fiscal year are expected to be less than the amounts shown above because PFPC Distributors, Inc. is waiving a portion of its fees and/or reimbursing the fund for certain distribution and service expenses. As a result of these fee waivers and/or reimbursements, "Distribution and Service (12b-1) Fees" of the fund are estimated to be 0.00%. These waivers and reimbursements are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the fund's consent.

3. As a result of the fee waivers and/or reimbursements set forth in notes 1 and 2, the total annual fund operating expenses, which are estimated to be incurred during the current fiscal year, are 0.20%. Although these fee waivers and/or reimbursements are expected to remain in effect for the current fiscal year, they are voluntary and may be terminated at any time at the option of BIMC or PFPC Distributors, Inc.

EXAMPLE:

         The example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                     1 YEAR        3 YEARS      5 YEARS       10 YEARS
                     ------        -------      -------       --------

SANSOM STREET          $65           $205        $357           $798

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.